Collaborations	12 Months Ended
Mar. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Collaborations
3.	Collaborations

From time to time the Company enters into collaboration arrangements in which both parties are active participants in the arrangement and are exposed to the significant risks and rewards of the collaboration, in which case the collaboration is within the scope of ASC 808,
 Collaborative Arrangements
(“ASC 808”). Within such collaborations, the Company determines if any obligations are an output of the Company’s ordinary activities in exchange for consideration, and if so, the Company applies ASC 606 to such activities.
For other payments received from the other party for other collaboration activities related to various development, launch and sales milestones of licensed products, or royalties related to net sales of licensed products, the Company analogizes to ASC 606.
Such payments will be recognized when the related activities occur as they are determined to relate predominantly to the license of intellectual property transferred to the other party and therefore have also been excluded from the transaction price allocated to the performance obligations determined under ASC 606. To date, no consideration in this regard has been received under the agreements discussed below.
GlaxoSmithKline Agreement
In July 2018, the Company and an affiliate of GlaxoSmithKline plc (“GSK”) entered into a collaboration agreement (the “GSK Agreement”) for research identification, development and commercialization of targets for therapeutic agents. The Company granted exclusivity, subject to certain exceptions, to GSK with respect to these activities. The term of the GSK Agreement is four years, and GSK has an option to extend the term for an additional year. The Company concluded that GSK is considered a customer. Therefore, the Company has applied the guidance in ASC 606 to account for and present consideration received from GSK related to research services provided by the Company. The Company’s activities under the GSK Agreement, which include reporting, drug target discovery, and joint steering committee participation, represent one combined performance obligation to deliver research services. In addition, the GSK Agreement, along with subsequent amendments, provided GSK the right to include certain identified pre-existing 23andMe programs in the collaboration at GSK’s election, each of which is considered distinct from the research services. The exercise price for the pre-existing program options varied to reflect the respective stage of development of each such program, with up to two such programs being offered for no additional charge. The two programs offered for no additional charge were material rights and therefore also identified as performance obligations within the arrangement.
Also in July 2018, GSK made an upfront equity investment in the Company to purchase 17,291,066 shares of the Company’s Series F-1 redeemable convertible preferred stock at $17.35 per share, resulting in $299.6 million of cash proceeds to the Company, net of $0.4 million in issuance costs. As the collaboration agreement and issuance of preferred stock were entered into concurrently, the Company has accounted for these as a single arrangement. Total cash proceeds to be received by the Company under the agreements of $400.0 million includes $300.0 million paid for the Series F-1 preferred stock at the date of issuance and four annual payments of $25.0 million each to be paid over the four-year term of the collaboration.
The Company allocated $272.7 million to the Series F-1 redeemable convertible preferred stock which represented its fair value on the date of issuance (see Note 2, “
Summary of Significant Accounting Policies
–
Nonrecurring Fair Value Measurements
”). The remaining $127.3 million was determined to be the initial transaction price allocated to the performance obligations within the GSK Agreement, including the ongoing services and certain options that were determined to represent material rights. As of March 31, 2021, the Company had received $75.0 million from GSK in annual payments. The remaining $25.0 million annual payment is due in July 2021.
Consideration allocated to each performance obligation is recognized as follows:
1. Research services—over the four-year term as activities are performed utilizing an input-based method to measure progress, and
2. Pre-existing program options—on the date the option is exercised.
In addition to cost-sharing during the performance of research services which is recorded within cost of revenue when incurred in the Consumer and Research Services segment, once drug targets have been identified for inclusion in the collaboration, the Company and GSK equally share in the costs of further research, development and commercialization of identified targets, subject to certain rights of either party to opt-out of funding at certain predetermined development milestones. These cost-sharing charges for costs incurred subsequent to the identification of drug targets have been included in research and development expense in the consolidated statements of operations during the period incurred. The Company may also share in the net profits or losses of products that are commercialized pursuant to the collaboration, or receive royalties on products which are successfully commercialized.
During the fiscal years ended March 31, 2021, 2020 and 2019, the Company recognized $39.9 million, $26.7 million and $9.5 million, respectively, of research services and therapeutics revenue related to the GSK Agreement. As of March 31, 2021 and 2020, the Company had current deferred revenue related to GSK of $30.1 million and $41.7 million, respectively. As of March 31, 2021, there was no noncurrent deferred revenue related to GSK. As of March 31, 2020, noncurrent deferred revenue related to GSK was $3.4 million. There was no receivable related to GSK as of March 31, 2021 and 2020. During the fiscal years ended March 31, 2021, 2020 and 2019, cost-sharing amounts incurred subsequent to the identification of targets, included in research and development expenses, were amounts payable to GSK of $18.7 million, $19.1 million and $6.3 million, respectively. During the fiscal years ended March 31, 2021, 2020 and 2019, cost-sharing amounts incurred prior to the identification of targets, included in cost of revenue, were amounts payable to / (received from) GSK of $(1.4) million, $1.0 million and $(0.2) million, respectively. As of March 31, 2021 and 2020, the Company had $11.5 million and $7.8 million, respectively, related to balances of amounts payable to GSK for reimbursement of shared costs included within accounts payable and accrued expenses and other current liabilities in the consolidated balance sheets.
Almirall Agreement
In December 2019, the Company entered into a collaboration agreement with Almirall, S.A. (“Almirall”) under which the Company granted an exclusive license to Almirall to develop and commercialize pharmaceutical products containing certain proprietary monoclonal antibodies or nucleic acids containing such antibodies (the “Almirall Agreement”). The Company provided initial access to Company-owned intellectual property, including a patent and know-how, and performs on-going research activities related to such intellectual property over the agreement term.
The Company determined that the transaction price under the collaboration arrangement was $2.7 million, consisting of a one-time payment of $2.5 million as of the agreement date and $0.2 million over the agreement term. Consideration allocated to each performance obligation is recognized as follows:

1.	Licensed intellectual property—upon transfer of such intellectual property, and

2.	Research related to licensed intellectual property—over the agreement term as research is performed utilizing an input-based method to measure progress.

During the fiscal year ended March 31, 2021, therapeutics revenue recognized related to Almirall was immaterial. During the fiscal year ended March 31, 2020, the Company recognized $2.6 million of therapeutics revenue related to Almirall.